Investments in Associates (Tables)	9 Months Ended
Sep. 30, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of Permanent Investments in joint Ventures and Associates	The investments in associates as of September 30, 2024 and December 31, 2023 were as follows:

	Percentage of investment	September 30, 2024		December 31, 2023
Sierrita Gas Pipeline LLC	35.00%	Ps.	927,670	Ps.	879,616
Frontera Brownsville, LLC	50.00%	403,991		354,691
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.	40.00%	292,086		74,529
Texas Frontera, LLC	50.00%	233,597		178,421
Other, net	Various	211,372		183,898
CH4 Energía, S. A. de C.V.	50.00%	171,911		183,648
		Ps.	2,240,627	Ps.	1,854,803

Schedule (Loss) Profit Sharing in Joint Ventures and Associates
Profit sharing in associates:

	Nine-month periods ended September 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	Ps.	217,558	Ps.	39,224
Sierrita Gas Pipeline LLC	87,608		117,552
Other, net	60,224		68,493
Texas Frontera, LLC	31,544		51,904
CH4 Energía S.A. de C.V.	28,264		34,275
Ductos el Peninsular, S. A. P. I. de C. V.	1,024		—
Frontera Brownsville, LLC	(4,383)		8,728
Profit sharing in associates	Ps.	421,839	Ps.	320,176

	Three-month periods ended September 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	65,480		17,968
Sierrita Gas Pipeline LLC	45,516		88,799
Other, net	25,517		22,365
Texas Frontera, LLC	14,240		20,665
CH4 Energía, S.A. de C.V.	6,823		11,305
Ductos el Peninsular, S. A. P. I. de C. V.	—		—
Frontera Brownsville, LLC	(953)		7,105
Profit sharing in associates	Ps.	156,623	Ps.	168,207